SHARE-BASED COMPENSATION PLANS (Summary of Share Option Activity Under 2006 Option Plan and 2007 Incentive Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Beginning Balance	2,420,050
Forfeited	(1,291,450)
Expired	(716,400)
Ending Balance	412,200	2,420,050
Vested and expected to be vested at end of period	412,200
Exercisable at end of period	412,200
Weighted-average exercise price
Beginning balance	$ 1.78
Forfeited	1.53
Expired	2.39
Ending Balance	1.48	$ 1.78
Vested and expected to be vested at end of period	1.48
Exercisable at end of period	$ 1.48
Weighted-average remaining contractual term (Years)
Ending Balance	2 years 7 months 20 days	2 years 2 months 19 days
Vested and expected to be vested at end of period	2 years 7 months 20 days
Exercisable at end of period	2 years 7 months 20 days
Aggregate intrinsic value
Beginning Balance
Forfeited
Expired
Ending balance
Vested and expected to be vested
Ending Balance, Exercisable